Schedule of Investments

ARK Next Generation Internet ETF

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–97.3%

Automobiles - 10.8%
Tesla, Inc.*	96,004	$75,063,608

Biotechnology - 2.6%
Veracyte, Inc.*	663,691	17,899,746

Consumer Finance - 4.9%
LendingClub Corp.*	1,301,489	9,982,420
LendingTree, Inc.*	96,140	23,974,432
Total Consumer Finance		33,956,852

Entertainment - 12.1%
HUYA, Inc. (China)*(a)	659,969	10,711,297
Netflix, Inc.*	31,281	13,133,328
Roku, Inc.*	340,084	41,228,383
Sea Ltd. (Taiwan)*(a)	224,512	12,478,377
Spotify Technology SA*	40,881	6,196,333
Total Entertainment		83,747,718

Health Care Technology - 0.8%
Teladoc Health, Inc.*	32,818	5,401,515

Interactive Media & Services - 15.1%
Baidu, Inc. (China)*(a)	98	9,891
Eventbrite, Inc., Class A*	3,967	36,179
Facebook, Inc., Class A*	36,174	7,405,179
Pinterest, Inc., Class A*	1,427,551	29,493,204
Snap, Inc., Class A*	1,079,042	19,001,930
Tencent Holdings Ltd. (China)(a)	297,400	15,649,188
Twitter, Inc.*	326,572	9,366,085
Zillow Group, Inc., Class C*	540,547	23,762,446
Total Interactive Media & Services		104,724,102

Internet & Direct Marketing Retail - 8.2%
Alibaba Group Holding Ltd. (China)*(a)	57,332	11,619,476
Amazon.com, Inc.*	9,370	23,181,380
MercadoLibre, Inc. (Argentina)*	24,867	14,510,143
Pinduoduo, Inc. (China)*(a)	157,747	7,483,518
Total Internet & Direct Marketing Retail		56,794,517

IT Services - 11.9%
Okta, Inc.*	21,133	3,197,423
PayPal Holdings, Inc.*	60,109	7,393,407
Shopify, Inc., Class A (Canada)*	248	156,808
Square, Inc., Class A*	840,967	54,780,590
Twilio, Inc., Class A*	153,928	17,286,115
Total IT Services		82,814,343

Semiconductors & Semiconductor Equipment - 5.5%
NVIDIA Corp.	23,092	6,749,330
Xilinx, Inc.	355,839	31,100,328
Total Semiconductors & Semiconductor Equipment		37,849,658

Software - 21.5%
2U, Inc.*	1,083,494	25,732,983
Adobe, Inc.*	28,274	9,998,817
Alteryx, Inc., Class A*	73,498	8,318,504
Atlassian Corp. PLC, Class A*	52,347	8,139,435
Crowdstrike Holdings, Inc., Class A*	93,205	6,306,250
HubSpot, Inc.*	60,781	10,249,500
PagerDuty, Inc.*	744,426	15,714,833
salesforce.com, Inc.*	38,409	6,220,338
Splunk, Inc.*	163,694	22,976,090
Synopsys, Inc.*	53,306	8,375,439
Trade Desk, Inc. (The), Class A*	35,685	10,440,717
Workday, Inc., Class A*	59,987	9,231,999
Zscaler, Inc.*	107,841	7,233,974
Total Software		148,938,879
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	44,507	$13,076,157
Pure Storage, Inc., Class A*	952,528	13,716,403
Total Technology Hardware, Storage & Peripherals		26,792,560
Total Common Stocks
(Cost $599,812,586)		673,983,498
UNIT TRUST–2.5%

Financials - 2.5%
Grayscale Bitcoin Trust BTC*
(Cost $15,591,161)	1,736,204	17,136,334

MONEY MARKET FUND–0.2%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.15% (b)
(Cost $1,422,085)	1,422,085	1,422,085
Total Investments–100.0%
(Cost $616,825,832)		692,541,917
Liabilities in Excess of Other Assets–(0.0)%(c)		(315,692)
Net Assets–100.0%		$692,226,225

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2020.
(c)	Less than 0.05%

Schedule of Investments

ARK Next Generation Internet ETF

April 30, 2020 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2020, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$673,983,498	$–	$–	$673,983,498
Unit Trust(d)	17,136,334	–	–	17,136,334
Money Market Fund	1,422,085	–	–	1,422,085
Total	$692,541,917	$–	$–	$692,541,917

(d) Please refer to the Schedule of Investments to view securities segregated by industry type.